CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Revenue	$ 0	$ 49,278	$ 0	$ 142,827	$ 152,127		$ 2,085,532
Cost of revenue					2,205,476		5,695,433
Cost of revenue	(4,538)	733,726	231,179	1,590,682
Gross margin	4,538	(684,448)	(231,179)	(1,447,855)	(2,053,349)		(3,609,901)
Operating expenses:
Research and development	0	683,381	184,563	1,449,876	1,821,816		5,462,680
Selling and marketing					468,074		1,539,690
Selling and marketing	526,996	(73,070)	1,070,333	272,520
General and administrative	4,095,229	1,940,448	6,174,034	4,593,243	8,807,651		11,117,525
Total operating expenses	4,622,225	2,550,759	7,428,930	6,315,639	11,097,541		18,119,895
Loss from operations	(4,617,687)	(3,235,207)	(7,660,109)	(7,763,494)	(13,150,890)		(21,729,796)
Non-operating income (loss):
Interest income	19,194	4,741	26,579	16,481	17,166		117,372
Interest expense	(160,952)	(1,115,953)	(354,432)	(2,307,815)	(3,346,896)		(864,535)
Change in fair value of warrant liabilities	(16,986)	1,783,201	110,314	1,786,512	2,109,904		1,766,513
Change in fair value of derivative liability	0	0	37,900	0	141,100		0
Change in fair value of convertible note receivable	(11,400)	0	(11,400)	0
Change in fair value of notes payable	(1,422,895)	0	(1,166,373)	0
Change in fair value of SEPA liability	(260,507)	0	(260,507)	0
Loss on issuance of notes payable	(766,296)	0	(1,474,096)	0
Loss on issuance of SEPA	(2,582,724)	0	(2,582,724)	0
Loss on extinguishment of debt	(1,375,819)	(10,293,834)	(6,873,335)	(10,293,834)	(20,504,307)		0
SEPA fees and issuance costs	(1,075,000)	0	(1,075,000)	0
Gain on sale of intellectual property intangible assets	0	0	8,961,872	0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset	0	0	(6,064,823)	0
Interest expense recognized on remeasurement of preferred stock liability	0	0	(10,398,050)	0
Other income (loss), net	46,097	218,169	(52,216)	218,169	218,169		0
Loss before provision for income taxes	(12,224,975)	(12,638,883)	(28,836,400)	(18,343,981)	(34,515,754)		(20,710,446)
Provision for income taxes	0	0	0	0	0		0
Net loss	(12,224,975)	(12,638,883)	(28,836,400)	(18,343,981)	$ (34,515,754)		$ (20,710,446)
Reclassification of convertible preferred stock from mezzanine equity to liability	0	0	10,398,050	0
Deemed dividend in connection with modification of pre-funded warrants	0	0	(3,076,380)	0
Net loss available to common shareholders	$ (12,224,975)	$ (12,638,883)	$ (21,514,730)	$ (18,343,981)
Net loss per common share, basic	$ (0.18)	$ (7.57)	$ (0.43)	$ (14.15)	$ (5.91)	[1]	$ (0.63)	[1]
Net loss per common share, diluted	$ (0.18)	$ (7.57)	$ (0.43)	$ (14.15)	$ (5.91)	[1]	$ (0.63)	[1]
Weighted-average common shares used to compute net loss per common share, basic	66,284,524	1,670,052	49,771,075	1,296,478	5,837,286	[1]	33,064,250	[1]
Weighted-average common shares used to compute net loss per common share, diluted	66,284,524	1,670,052	49,771,075	1,296,478	5,837,286	[1]	33,064,250	[1]

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.